Schedule of stock based compensation expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 1,663,210	$ 1,040,776	$ 1,295,423	$ 371,388
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	726,245	491,092	635,824	150,773
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 936,965	$ 549,684	$ 659,599	$ 220,615